FUTURE ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]

52   Future accounting developments

The following pronouncements are not applicable for the year ending 31 December 2018 and have not been applied in preparing these financial statements. Save as disclosed below, the impact of these accounting changes is still being assessed by the Group and reliable estimates cannot be made at this stage.

IFRS 16 Leases

IFRS 16 replaces IAS 17 ‘Leases’ and is effective for annual periods beginning on or after 1 January 2019.

The Group’s accounting as a lessor will remain aligned to the current approach under IAS 17; however for lessee accounting there will no longer be a distinction between finance and operating leases. The transition approach adopted by the Group will result in the recognition of right of use assets and lease liabilities of approximately £1.7  billion in respect of leased properties previously accounted for as operating leases; there will be no impact on shareholders’ equity. As permitted by the transition options under IFRS 16, comparative figures for the prior year will not be restated. Going forward, the Group will recognise a finance charge on the lease liability and a depreciation charge on the right-of-use asset, whereas previously the Group included lease rentals within operating expenses. The Group intends to take advantage of a number of exemptions within IFRS 16, including the election not to recognise a lease liability and a right-of-use asset for leases for which the underlying asset is of low value.

Minor amendments to other accounting standards

The IASB has issued a number of minor amendments to IFRSs effective 1 January 2019 and 1 January 2020 (including IAS 19 Employee Benefits, IAS 12 Income Taxes and IFRIC 23 Uncertainty over Income Tax Treatments). The Group will adopt the changes to IAS 12 Income Taxes with effect from 1 January 2019, resulting in the presentation of the tax benefit of distributions on other equity instruments in the Group’s income statement; these impacts are currently recognised directly in equity. Comparative information will be restated. For the comparative year ended 31 December 2018, this will result in the reclassification of a tax credit of £74  million. These changes will have no impact on the Group’s reported balance sheet or profit before tax. The amendments to other accounting standards are not expected to have a significant impact on the Group.